UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Matrix Capital Management Company, LLC
Address: 1000 Winter Street
         Suite 4610
         Waltham, MA  02451

13F File Number:  028-10217

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher D. Johnson
Title:     Chief Financial Officer
Phone:     (781) 522-4948

Signature, Place, and Date of Signing:

 /s/    Christopher D. Johnson     Waltham, MA/USA     August 15, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    23

Form 13F Information Table Value Total:    $483,678 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
7 DAYS GROUP HLDGS LTD         ADR              81783J101    11169   577800 SH       SOLE                   577800        0        0
BONA FILM GROUP LTD            SPONSORED ADS    09777B107     1297   350480 SH       SOLE                   350480        0        0
CARTER INC                     COM              146229109    40797  1326300 SH       SOLE                  1326300        0        0
CIGNA CORP                     COM              125509109    22063   429000 SH       SOLE                   429000        0        0
CROWN CASTLE INTL CORP         COM              228227104    21798   534400 SH       SOLE                   534400        0        0
DAVITA INC                     COM              23918K108    17322   200000 SH       SOLE                   200000        0        0
EXPRESS SCRIPTS INC            COM              302182100    15816   293000 SH       SOLE                   293000        0        0
HEALTH NET INC                 COM              42222G108    16976   529000 SH       SOLE                   529000        0        0
HOME INNS & HOTELS MGMT INC    SPON ADR         43713W107    13193   346815 SH       SOLE                   346815        0        0
LPL INVT HLDGS INC             COM              50213H100    10855   317303 SH       SOLE                   317303        0        0
MEDNAX INC                     COM              58502B106    29355   406633 SH       SOLE                   406633        0        0
NATIONAL CINEMEDIA INC         COM              635309107    15626   924096 SH       SOLE                   924096        0        0
PHH CORP                       COM NEW          693320202    18519   902500 SH       SOLE                   902500        0        0
POPULAR INC                    COM              733174106    34946 12661767 SH       SOLE                 12661767        0        0
SBA COMMUNICATIONS CORP        COM              78388J106    13557   355000 SH       SOLE                   355000        0        0
SCRIPPS NETWORKS INTERACT IN   CL A COM         811065101    17079   349400 SH       SOLE                   349400        0        0
SINA CORP                      ORD              G81477104     4580    44000 SH       SOLE                    44000        0        0
SLM CORP                       COM              78442P106    27064  1610000 SH       SOLE                  1610000        0        0
SOUTHWEST AIRLS CO             COM              844741108     4568   400000 SH       SOLE                   400000        0        0
TRANSDIGM GROUP INC            COM              893641100    98363  1078656 SH       SOLE                  1078656        0        0
VALEANT PHARMACEUTICALS INTL   COM              91911K102    32995   635000 SH       SOLE                   635000        0        0
WARNER CHILCOTT PLC IRELAND    SHS A            G94368100     4826   200000 SH       SOLE                   200000        0        0
WUXI PHARMATECH CAYMAN INC     SPONS ADR SHS    929352102    10914   621500 SH       SOLE                   621500        0        0